Sarah R. Lord State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617 662 2641 SLord@StateStreet.com

July 1, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)
Securities Act File No. 333-92935;
Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the following Trust funds, each dated July 1, 2016, do not differ from those contained in Post-Effective Amendment No. 1,651 to the Trust’s Registration Statement on Form N-1A, filed electronically on June 28, 2016.

iShares 1-3 Year Credit Bond ETF
iShares 1-3 Year Treasury Bond ETF
iShares 3-7 Year Treasury Bond ETF
iShares 7-10 Year Treasury Bond ETF
iShares 10-20 Year Treasury Bond ETF
iShares 10+ Year Credit Bond ETF
iShares 20+ Year Treasury Bond ETF
iShares Agency Bond ETF
iShares California Muni Bond ETF
iShares Core 10+ Year USD Bond ETF
iShares Core U.S. Aggregate Bond ETF
iShares Core U.S. Credit Bond ETF
iShares Government/Credit Bond ETF
iShares iBoxx $ High Yield Corporate Bond ETF
iShares iBoxx $ Investment Grade Corporate Bond ETF
iShares Intermediate Credit Bond ETF
iShares Intermediate Government/Credit Bond ETF
iShares MBS ETF
iShares National Muni Bond ETF
iShares New York Muni Bond ETF

iShares Short-Term National Muni Bond ETF
iShares Short Treasury Bond ETF

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Sarah R. Lord
Sarah R. Lord
Assistant Secretary

cc:	Benjamin J. Haskin, Esq.